Prepaid Expenses	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Other Assets Disclosure [Text Block]
5.         PREPAID EXPENSES

As of February 29, 2012, the Company had prepaid expenses of $36,305, which consisted primarily of prepaid real estate taxes of $4,621, other operating expense of $5,289 and prepaid insurance of $26,395. As of May 31, 2011, the Company had prepaid expenses of $28,844, which consisted primarily of prepaid insurance.

5.             PREPAID EXPENSES

As of May 31, 2011, the Company had prepaid expenses of $28,844, which consisted primarily of prepaid insurance. As of May 31, 2010, the Company had prepaid expenses of $55,208, which consisted primarily of marketing expense of $6,600, deposits on inventory of $36,196 and prepaid insurance of $12,412.